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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Norwest Venture Partners VIII, LP
Address: 525 University Avenue, Suite 800
         Palo Alto, CA 94301

Form 13F File Number: 028-
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kurt L. Betcher
Title: Chief Financial Officer
Phone: 650-289-2243

Signature, Place, and Date of Signing:


/s/ Kurt L. Betcher      Palo Alto, CA   February 12, 2009
----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           4
Form 13F Information Table Value Total:     $87,506
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                       -2-

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
                         TITLE                                                                        VOTING AUTHORITY
                           OF                VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ------------------------
NAME OF ISSUER           CLASS    CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
-----------------------  -----  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
Extreme Networks, Inc.    COM   30226D106     2,337     998,578  SH     --     SOLE           --     998,578      --    --
Occam Networks, Inc.      COM   67457P101     4,583   1,909,493  SH     --     SOLE           --   1,909,493      --    --
NetApp, Inc.              COM   64120L104    21,073   1,508,460  SH     --     SOLE           --   1,508,460      --    --
Rackspace Hosting, Inc.   COM   750086100    59,513  11,061,981  SH     --     SOLE           --  11,061,981      --    --